GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill by reportable segments were as follows:

	Portfolio Servicing	Active Management	Originations
Goodwill at January 1, 2023	$—	$—	$—
Additions	—	—	140,287,000
Goodwill at September 30, 2023	$—	$—	$140,287,000

Schedule of Finite-Lived Intangible Assets
Intangible Assets Acquired comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships—Agents	$12,600,000	5 years	Multi-period excess-earnings method
Customer Relationships—Financial Relationships	11,000,000	8 years	Multi-period excess-earnings method
Internally Developed and Used Technology-APA	1,600,000	2 years	Relief from Royalty Method
Internally Developed and Used Technology-Market Place	100,000	3 years	Replacement Cost Method
Trade Name	900,000	Indefinite	Relief from Royalty Method
Non-Compete Agreements	4,000,000	2 years	With or Without Method
State Insurance Licenses	2,700,000	Indefinite	Replacement Cost Method

	$32,900,000

Schedule of Indefinite-Lived Intangible Assets
Intangible assets and related accumulated amortization as of September 30, 2023 and December 31,2022 are as follows:

	September 30, 2023
Definite Lived Intangible Assets:	Gross Value	Accumulated Amortization	Net Book Value
Customer Relationships—Agents	$12,600,000	$630,000	$11,970,000
Customer Relationships—Financial Relationships	11,000,000	343,750	10,656,250
Internally Developed and Used Technology-APA	1,600,000	200,000	1,400,000
Internally Developed and Used Technology-Market Place	100,000	8,333	91,667
Non-Compete Agreements	4,000,000	500,000	3,500,000

Balance at September 30, 2023	$29,300,000	$1,682,083	$27,617,917

Indefinite Lived Intangible Assets:
Trade Name	900,000	—	900,000
State Insurance Licenses	2,700,000	—	2,700,000
Total Intangible Asset Balance at September 30, 2023	$32,900,000	$1,682,083	$31,217,917

Schedule of Estimated Annual Amortization for Intangible Assets
Estimated annual amortization of intangible assets for the next five years ending December 31 and thereafter is as follows:

Remainder of 2023	$1,682,083
2024	6,728,333
2025	5,328,333
2026	3,911,667
2027	3,895,000
Thereafter	6,072,501

Total	$27,617,917